Acquisition (Details) - Schedule of Acquisition was Accounted for as Business Combinations	Dec. 31, 2023 USD ($)
Schedule of Acquisition was Accounted for as Business Combinations [Abstract]
Cash acquired	$ 21,601
Other current assets	271,258
Total current assets	292,859
Property and equipment	7,731
Intangible assets, net	2,581,119
Goodwill	1,075,778
Total assets	3,957,487
Current liabilities	1,233,447
Deferred tax liability	370,856
Total liabilities	1,604,303
Non-controlling interest	784,184
Total consideration	$ 1,569,000